CASH AND CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 3 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents as of March 31, 2025 and 2024 consist of the following:

	Thousands of Yen
	March 31, 2025	March 31, 2024
Cash and deposits	¥2,076,564	¥1,211,877
Cash equivalents	43,951	6,364
Total	¥2,120,515	¥1,218,241